Investment Strategy	Jan. 31, 2026
Columbia Capital Allocation Conservative Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds, including exchange-traded funds (ETFs), for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and ETFs (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options. Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund can invest up to 90% of its net assets in fixed income securities.
The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). By investing in a combination of Underlying Funds and other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.
Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):
Asset Class Exposures
	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Conservative Portfolio	0–40%*	50–90%*	0–40%*	0–40%*

*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The Fund may be most appropriate for investors with a shorter-term investment horizon.

Columbia Capital Allocation Moderate Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds, including exchange-traded funds (ETFs), for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and ETFs (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options. Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.
The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). By investing in a combination of Underlying Funds and other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.
Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):
Asset Class Exposures
	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Moderate Portfolio	10–70%*	30–75%*	0–40%*	0–40%*

*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The Fund may be most appropriate for investors with an intermediate term investment horizon.

Columbia Capital Allocation Aggressive Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds, including exchange-traded funds (ETFs), for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and ETFs (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options. Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.
The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies.
Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). By investing in a combination of Underlying Funds and other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.
Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):
Asset Class Exposures
	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Aggressive Portfolio	25–100%*	0–50%*	0–40%*	0–40%*

*
As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).
The Fund may be most appropriate for investors with a longer-term investment horizon.

Columbia Income Builder Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund-of-funds” and seeks to achieve its objective by investing in a combination of underlying funds, including mutual funds and exchange-traded funds (ETFs) (collectively, Underlying Funds), representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal circumstances, the Fund intends to invest in each asset class within the following target asset allocation ranges:
Table 1 — Asset Class (Target Allocation Range – Under Normal Circumstances)*
Equity	0–35%
Fixed Income	55–100%
Cash	0–15%
Alternative and Other Strategies	0–20%
*
Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.
Columbia Management Investment Advisers, LLC (the Investment Manager), allocates the Fund’s assets within and across different asset classes through investments in Underlying Funds, potentially including an allocation to alternative investment strategy funds, in an effort to achieve the Fund’s investment objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations.
In pursuit of the Fund’s investment objective, the Investment Manager chooses investments by:
■
Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
■
Analyzing factors such as credit quality, interest rate outlook and price; and
■
Targeting certain Underlying Funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.
Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s investment objective by investing in defined investment categories. Fixed income investment categories include Underlying Funds that invest in: government bonds, U.S. investment grade bonds, U.S. high yield bonds, floating rate securities, emerging market bonds, multi-sector bonds and short and ultra-short bonds. These fixed income Underlying Funds include those that invest in mortgage- and asset-backed securities. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include Underlying Funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and specialty funds, including those that invest in convertible securities, real estate equities, and technology-focused investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.